COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

17. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2012, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥45,218million ($551,439 thousand).

As of March 31, 2012, Ricoh was also contingently liable for certain guarantees including employees housing loans of ¥14 million ($171 thousand).

Ricoh made rental payments totaling ¥52,350 million, ¥46,718 million and ¥47,819 million ($583,159 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥22,650
2014	19,888
2015	14,224
2016	8,318
2017	4,661
2018 and thereafter	8,556

Total	¥78,297

As of March 31, 2012, the Company and certain subsidiaries were parties of litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.